Financial Risk Management	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Financial Risk Management
35.	Financial Risk Management

(1) Financial risk management

The Group is exposed to credit risk, liquidity risk and market risk. Market risk is the risk related to the changes in market prices, such as foreign exchange rates, interest rates and equity prices. The Group implements a risk management system to monitor and manage these specific risks.

The Group’s financial assets consist of cash and cash equivalents, financial instruments, available-for-sale financial assets, accounts receivable — trade and other. Financial liabilities consist of accounts payable — trade and other, borrowings, and debentures.

1)	Market risk

(i)     Currency risk

The Group incurs exchange position due to revenue and expenses from its global operations. Major foreign currencies where the currency risk occur are USD, JPY and EUR. The Group determines the currency risk management policy after considering the nature of business and the presence of methods that mitigate the currency risk for each Group entities. Currency risk occurs on forecasted transactions and recognized assets and liabilities which are denominated in a currency other than the functional currency of each Group entity. The Group manages currency risk arising from business transactions by using currency forwards, etc.

Monetary assets and liabilities denominated in foreign currencies as of December 31, 2017 are as follows:

(In millions of won, thousands of foreign currencies)
	Assets			Liabilities
	Foreign currencies	Won equivalent		Foreign currencies	Won equivalent
USD	124,901	￦	133,836	1,817,808	￦	1,947,599
EUR	15,669		20,044	63		80
JPY	596,059		5,658	169,729		1,611
Others	—		530	—		195

		￦	160,068		￦	1,949,485

In addition, the Group has entered into cross currency swaps to hedge against currency risk related to foreign currency borrowings and debentures. (Refer to Note 22)

As of December 31, 2017, a hypothetical change in exchange rates by 10% would have increase (reduce) the Group’s income before income tax as follows:

(In millions of won)
	If increased by 10%		If decreased by 10%
USD	￦	5,590	(5,590)
EUR		1,997	(1,997)
JPY		405	(405)
Others		34	(34)

	￦	8,026	(8,026)

(ii)    Equity price risk

The Group has listed and non-listed equity securities for its liquidity management and operating purpose. As of December 31, 2017, available-for-sale equity instruments measured at fair value amount to ￦734,487 million.

(iii)    Interest rate risk

The interest rate risk of the Group arises from borrowings and debenture. Since the Group’s interest bearing assets are mostly fixed-interest bearing assets, the Group’s revenue and operating cash flows are not influenced by the changes in market interest rates.

Accordingly, the Group performs various analysis to reduce interest rate risk and to optimize its financing. To minimize risks arising from changes in interest rates, the Group takes various measures such as refinancing, renewal, alternative financing and hedging.

As of December 31, 2017, the floating-rate borrowings and bonds of the Group are ￦228,300 million and ￦321,420 million, respectively, and the Group has entered into interest rate swap agreements, as described in Note 22, for all floating-rate borrowings and debentures to hedge interest rate risk.

If the interest rate increases (decreases) 1% with all other variables held constant, income before income taxes for the year ended December 31, 2017, would change by ￦707 million in relation to floating-rate borrowings that are exposed to interest rate risk.

2)	Credit risk

The maximum credit exposure as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	2017		2016
Cash and cash equivalents	￦	1,457,416	1,505,082
Financial instruments		618,002	469,705
Available-for-sale financial assets		19,928	6,755
Accounts receivable — trade		2,138,755	2,261,311
Loans and other receivables		1,962,083	1,701,249
Derivative financial assets		30,956	214,770

	￦	6,227,140	6,158,872

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet his/her contractual obligations.

To manage credit risk, the Group evaluates the credit worthiness of each customer or counterparty considering the party’s financial information, its own trading records and other factors. Based on such information, the Group establishes credit limits for each customer or counterparty.

The Group establishes an allowance for doubtful account that represents its estimate of incurred losses in respect of trade and other receivables. The main components of this allowance are a specific loss component that relates to individually significant exposures, and a collective loss component established for groups of similar assets in respect of losses that have been incurred but not yet identified. The collective loss allowance is determined based on historical data of payment statistics for similar financial assets. Also, the Group’s credit risk can arise due to transactions with financial institutions related to its cash and cash equivalents, financial instruments and derivatives. To minimize such risk, the Group has a policy to deal only with financial institutions with high credit ratings. The amount of maximum exposure to credit risk of the Group is the carrying amount of financial assets as of December 31, 2017.

3)	Liquidity risk

The Group’s approach to managing liquidity is to ensure that it will always maintain sufficient cash and cash equivalents balances and have enough liquidity through various committed credit lines. The Group maintains enough liquidity within credit lines through active operating activities.

Contractual maturities of financial liabilities as of December 31, 2017 are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Accounts payable — trade	￦	351,711	351,711	351,711	—	—
Borrowings(*1)		382,817	397,776	177,910	219,866	—
Debentures(*1)		7,086,187	8,230,952	1,682,206	3,675,178	2,873,568
Accounts payable — other and others(*2)		4,865,519	5,030,105	3,519,489	1,093,611	417,005

	￦	12,686,234	14,010,544	5,731,316	4,988,655	3,290,573

The Group does not expect that the cash flows included in the maturity analysis could occur significantly earlier or at different amounts.

(*1)	Includes interest payables.

(*2)	The Group provides with USD 12,240,000 of payment guarantees for Celcom Planet, one of the joint ventures of the Group, in relation to its borrowings. The contractual cash flows for accounts payable — other and others include the maximum amount that the Group is required to pay in connection with the guarantees.

As of December 31, 2017, periods in which cash flows from cash flow hedge derivatives are expected to occur are as follows:

(In millions of won)
	Carrying amount		Contractual cash flows	Less than 1 year	1 - 5 years	More than 5 years
Assets	￦	21,902	17,118	7,446	28,075	(18,403)
Liabilities		(39,470)	(40,220)	(28,960)	(11,260)	—

	￦	(17,568)	(23,102)	(21,514)	16,815	(18,403)

(2)	Capital management

The Group manages its capital to ensure that it will be able to continue as a business while maximizing the return to shareholders through the optimization of its debt and equity structure. The overall strategy of the Group is the same as that of the Group as of and for the year ended December 31, 2016.

The Group monitors its debt-equity ratio as a capital management indicator. This ratio is calculated as total liabilities divided by total equity; both are from the consolidated financial statements.

Debt-equity ratio as of December 31, 2017 and 2016 are as follows:

(In millions of won)
	December 31, 2017		December 31, 2016
Total liabilities	￦	15,399,474	15,181,233
Total equity		18,029,195	16,116,430
Debt-equity ratios		85.41%	94.20%

(3)	Fair value

1)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2017 are as follows:

(In millions of won)
	December 31, 2017
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value
Financial assets at fair value through profit or loss	￦	328,314	—	106,057	222,257	328,314
Derivative financial assets		21,902	—	21,902	—	21,902
Available-for-sale financial assets		734,487	589,202	47,383	97,902	734,487

	￦	1,084,703	589,202	175,342	320,159	1,084,703

Financial liabilities that are measured at fair value
Financial liabilities at fair value through profit or loss	￦	60,278	—	60,278	—	60,278
Derivative financial liabilities		39,470	—	39,470	—	39,470

	￦	99,748	—	99,748	—	99,748

Financial liabilities that are not measured at fair value
Borrowings	￦	382,817	—	383,748	—	383,748
Debentures		7,025,909	—	7,325,370	—	7,325,370
Long-term payables — other		1,649,466	—	1,766,451	—	1,766,451

	￦	9,058,192	—	9,475,569	—	9,475,569

2)	Fair value and carrying amount of financial assets and liabilities including fair value hierarchy as of December 31, 2016 are as follows:

(In millions of won)
	December 31, 2016
	Carrying amount		Level 1	Level 2	Level 3	Total
Financial assets that are measured at fair value:
Financial assets at fair value through profit or loss	￦	7,368	—	7,368	—	7,368
Derivative financial assets		207,402	—	207,402	—	207,402
Available-for-sale financial assets		741,285	526,363	107,364	107,558	741,285

	￦	956,055	526,363	322,134	107,558	956,055

Financial liabilities that are measured at fair value:
Financial liabilities at fair value through profit or loss	￦	59,600	—	59,600	—	59,600
Derivative financial liabilities		87,153	—	87,153	—	87,153

	￦	146,753	—	146,753	—	146,753

Financial liabilities that are not measured at fair value:
Borrowings	￦	175,521	—	177,600	—	177,600
Debentures		7,134,606	—	7,568,361	—	7,568,361
Long-term payables — other		1,926,363	—	2,103,788	—	2,103,788

	￦	9,236,490	—	9,849,749	—	9,849,749

The above information does not include fair values of financial assets and liabilities of which fair values have not been measured as carrying amounts are reasonable approximation of fair values.

Available-for-sale financial assets amounting to ￦199,903 million and ￦194,600 million as of December 31, 2017 and December 31, 2016, respectively, are measured at cost in accordance with IAS 39 since they are equity instruments which do not have quoted price in an active market for the identical instruments and for which fair value cannot be reliably measured using other valuation methods.

Fair value of the financial instruments that are traded in an active market (available-for-sale financial assets, financial liabilities at fair value through profit or loss, etc.) is measured based on the bid price at the end of the reporting date.

The Group uses various valuation methods for determination of fair value of financial instruments that are not traded in an active market. Fair value of available-for-sale securities is determined using the market approach methods and financial assets through profit or loss are measured using the option pricing model. In addition, derivative financial contracts and long-term liabilities are measured using the discounted present value methods. Inputs used to such valuation methods include swap rate, interest rate, and risk premium, and the Group performs valuation using the inputs which are consistent with natures of assets and liabilities measured.

Interest rates used by the Group for the fair value measurement as of December 31, 2017 are as follows:

Interest rate
Derivative instruments	1.54% ~ 2.67%
Borrowings and debentures	2.48% ~ 2.55%
Long-term payables — other	2.23% ~ 2.60%

3)	There have been no transfers from Level 2 to Level 1 in 2017 and changes of financial assets classified as Level 3 for the year ended December 31, 2017 are as follows:

(In millions of won)
	Balance at beginning		Valuation	Transfer	Other compre- hensive loss	Disposal	Balance at ending
Financial assets at fair value through profit or loss(*)	￦	—	222,257	—	—	—	222,257
Available-for-sale financial assets		107,558	—	3,938	(8,942)	(4,652)	97,902

(*)	The Group holds redeemable convertible preferred shares issued by Bluehole INC. The conversion rights attached to the investments are bifurcated from the host contract as embedded derivatives and the Group recognized ￦222,257 million as financial assets at FVTPL and gain on valuation of derivatives, respectively, as of and during the year ended December 31, 2017. The host contract was recognized as available-for-sale financial assets of ￦15,342 million measured by discounting the amount of collection at maturity including the principal, guaranteed interests, and dividend. The fair value of the conversion rights were measured using the binomial option pricing model by considering inputs such as expected volatility, exercise price, and common share price.

The major inputs used and their correlations with the fair value measurements are as follows.

Significant non-observable inputs	Correlations between inputs and fair value measurements
Value of common shares	If the value of common share increases (decreases), Fair value will increase (decrease)
Exercise price	If the exercise price increases (decreases), Fair value will decrease (increase)
Discount rate	If the discount rate increases (decreases), Fair value will decrease (increase)
Volatility	If the share price volatility increases (decreases), Fair value will increase (decrease)

(4)	Enforceable master netting agreement or similar agreement

Carrying amount of financial instruments recognized of which offset agreements are applicable as of December 31, 2017 and 2016 are as follows:

(In millions of won)	2017
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant amount not offset on the statements of financial position	Net amount
					Financial instruments
Financial assets:
Derivatives(*)	￦	26,645	—	26,645	(19,875)	6,770
Accounts receivable — trade and others		93,146	(92,409)	737	—	737

	￦	119,791	(92,409)	27,382	(19,875)	7,507

Financial liabilities:
Derivatives(*)	￦	19,875	—	19,875	(19,875)	—
Accounts payable — other and others		92,409	(92,409)	—	—	—

	￦	112,284	(92,409)	19,875	(19,875)	—

(In millions of won)	2016
	Gross financial instruments recognized		Amount offset	Net financial instruments presented on the statements of financial position	Relevant amount not offset on the statements of financial position	Net amount
					Financial instruments
Financial assets:
Derivatives(*)	￦	87,566	—	87,566	(87,153)	413
Accounts receivable — trade and others		114,135	(103,852)	10,283	—	10,283

	￦	201,701	(103,852)	97,849	(87,153)	10,696

Financial liabilities:
Derivatives(*)	￦	87,153	—	87,153	(87,153)	—
Accounts payable — other and others		103,852	(103,852)	—	—	—

	￦	191,005	(103,852)	87,153	(87,153)	—

(*)	The Group entered into derivative contracts which include enforceable master netting arrangement in accordance with International Swap and Derivatives Association (ISDA). Generally, all contracts made with the identical currencies are settled from one party to another by combining one net amount. In this case, all contracts are liquidated and paid off at net amount by evaluating liquidation value if credit events such as bankruptcy occur.

ISDAagreements do not allow the Group to exercise rights of set-off unless credit events such as bankruptcy occur. Therefore, assets and liabilities recognized in accordance with the agreements cannot be offset as the Group does not have enforceable rights of set-off.